Risks and Uncertainties (Details) (USD $)	12 Months Ended			0 Months Ended				0 Months Ended			12 Months Ended	0 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended			0 Months Ended
	Feb. 28, 2013 Minimum	Feb. 28, 2013 Secured Notes	Mar. 15, 2012 Secured Notes	Jan. 14, 2013 Secured Notes Maximum	Sep. 06, 2012 Secured Notes Maximum	Sep. 07, 2012 ABL Facility	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility LIBOR	Sep. 07, 2012 ABL Facility Base rate	Sep. 07, 2012 ABL Facility Amendment 1	Feb. 28, 2013 ABL Facility Amendment 1 LIBOR	May 29, 2013 ABL Facility Amendment 3 Subsequent events item	May 29, 2013 ABL Facility Amendment 3 LIBOR Subsequent events	May 29, 2013 ABL Facility Amendment 3 Base rate Subsequent events	Feb. 28, 2013 ABL Facility Maximum	Feb. 28, 2013 ABL Facility Maximum LIBOR	Feb. 28, 2013 ABL Facility Maximum Base rate	Sep. 07, 2012 ABL Facility Maximum Amendment 1	May 29, 2013 ABL Facility Maximum Amendment 3 Subsequent events	Feb. 28, 2013 ABL Facility Minimum	Feb. 28, 2013 ABL Facility Minimum LIBOR	Feb. 28, 2013 ABL Facility Minimum Base rate	Sep. 07, 2012 ABL Facility Minimum Amendment 1	May 29, 2013 ABL Facility Minimum Amendment 3 Subsequent events item	Aug. 31, 2010 Notes	Jan. 14, 2013 Notes Maximum	Sep. 06, 2012 Notes Maximum
Risks and Uncertainties
Face amount of debt			$ 265,000,000																						$ 250,000,000
Interest rate (as a percent)			13.00%
Fixed charge coverage ratio															1.0					1.0			1.0
Base dollar amount used in determining the borrowing base						65,000,000				56,000,000
Percentage of appraised value of the eligible real property to determine borrowing base						75.00%				65.00%
Percentage of outstanding balance of eligible accounts receivable to determine borrowing base						85.00%				70.00%
Percentage of eligible inventory to determine borrowing base						60.00%				40.00%
Interest rate, variable interest rate floor											1.25%
M&T participation amount																		75,000,000
Maximum borrowing capacity							170,000,000					145,000,000
Maximum borrowing capacity before amendment												170,000,000
Variable interest rate basis								LIBOR	base rate		LIBOR		LIBOR	base Rate
Margin added to variable interest rate basis (as a percent)								2.75%	0.75%				5.00%	3.00%		3.50%	1.50%				2.50%	0.50%
Interest rate, variable interest rate floor removed due to amendment													1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets												1
Amount of disposition of collateral and unencumbered assets												1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets																			15,000,000
Number of non-employee directors in special committee												4
Number of directors required to vote to reject the plan																								7
Fees to effect the third amendment												300,000
Unamortized deferred debt issuance costs expensed to interest expense												$ 700,000
Number of days available from the date of notices to cure default by complying with its reporting requirements and related filings					120 days																						120 days
Period for filing financial reports				120 days																						120 days
Period for which sufficient financial resources are available to fund business and operations	12 months
Penalty interest (as a percent)		0.25%
Initial period of default resulting in increase in interest rate		90 days
Subsequent period of default resulting in additional increase in interest rate		90 days
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)		1.00%